Land, Buildings and Equipment, Net - Depreciation Expense, Operating Lease Rent Expense, Minimum Operating Lease Commitments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Land, Buildings and Equipment, Net [Abstract]
Depreciation expense	$ 405		$ 379		$ 247
Operating Leases, Rent Expense	681	[1]	632	[1]	267	[1]
Operating Leases, Future Minimum Payments Due [Abstract]
Operating Leases, Future Minimum Payments Due, Current	637
Operating Leases, Future Minimum Payments, Due in Two Years	503
Operating Leases, Future Minimum Payments, Due in Three Years	296
Operating Leases, Future Minimum Payments, Due in Four Years	168
Operating Leases, Future Minimum Payments, Due in Five Years	83
Operating Leases, Future Minimum Payments, Due Thereafter	103
Other Long-term Property, Plant and Equipment Contracts	$ 82		$ 142		$ 224

[1]	(1)We lease certain land, buildings and equipment, substantially all of which are accounted for as operating leases.